[COVER]

STATE STREET RESEARCH

INTERNATIONAL EQUITY FUND

SEMIANNUAL REPORT
April 30, 1998

WHAT'S INSIDE

Investment Update
About the Fund,
economy and markets

Fund Information
Facts and figures

Plus, Complete Portfolio Holdings
and Financial Statements

       DALBAR
HONORS COMMITMENT TO:
      INVESTORS
        1997


   For Excellence
         in
Shareholder Service

                                                     STATE STREET RESEARCH FUNDS

STATE STREET RESEARCH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

INVESTMENT ENVIRONMENT

The Economy

[bullet] The last quarter of 1997 and the first quarter of 1998 were periods of solid economic growth for most areas of the developed world. The notable exception was Japan, whose economic woes have continued for the past eight years. Economic problems in the emerging markets of Southeast Asia worsened throughout the period.

[bullet] Interest rates remain low around the world. In most European countries, interest rates have come down in anticipation of the introduction of a new currency in 1999. In Japan, rates have sunk to all-time lows.

[bullet] Favorable political and economic factors have stimulated a wave of merger and acquisitions in Europe. Restructuring, downsizing and privatization have all picked up.

The Markets

[bullet] The Morgan Stanley EAFE Index, a common measure of foreign stock market performance, gained 15.44% for the six-month period.(1) The heavy representation of Japan in the index pulled performance down and masked spectacular performance in individual markets such as Finland, Ireland, Portugal and Spain--all of which produced returns two to three times the index.

[bullet] In general, foreign bond markets outperformed U.S. bond markets as interest rates came down faster outside the United States.

THE FUND

Over the past six months

[bullet] For the six months ended April 30, 1998, International Equity Fund's
         Class A shares generated a total return of 14.65% (does not reflect sales charge).(2) This result slightly lagged the Morgan Stanley EAFE Index (see above). It also fell short of the average international fund, which gained 16.25%, according to Lipper Analytical Services.

[bullet] A decision to overweight investments in continental Europe, especially financial stocks, as well as health care stocks in the United Kingdom, and to underweight Japan helped performance, particularly in early 1998.

[bullet] The Fund's investments in Japanese cyclical stocks and below-average investments in Germany were a drag on performance. Our expectation for modest improvement in the Japanese economy did not occur.

Current Strategy

[bullet] We continue to favor European markets over Asia as interest rates converge in anticipation of the introduction of the new, common currency in 1999. The Fund has emphasized stocks that could benefit from a broadening of European economic recovery.

[bullet] Profits were taken from some of the portfolio's strongest performers--in Spain, Italy and Portugal. The proceeds were reinvested in Germany, where rising consumer confidence will likely underpin economic recovery.

[bullet] We reduced our investment in Japanese cyclicals and invested some of the proceeds in blue chip exporters with more potential earnings growth. The Fund remains very underweighted in Japan, reflecting the government's lack of positive economic action.

April 30, 1998



(1)The Morgan Stanley Europe, Australia, Far East Index is a commonly used measure of international stock market performance. The index is unmanaged and does not take sales transactions into account. Direct investment in the index is not possible; results are for illustrative purposes only.

(2)14.30% for Class B shares; 14.30% for Class C shares; 14.93% for Class S shares.

(3)All returns represent past performance, which is no guarantee of future results. The investment return and principal value of an investment made in the Fund will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. All returns assume reinvestment of capital gain distributions and income dividends. Performance for a class may include periods prior to the adoption of class designations in 1994, which resulted in new or increased 12b-1 fees of up to 1% per class thereafter and which will reduce subsequent performance. "S" shares, offered without a sales charge, are available only through certain employee benefit plans and special programs.

(4)Performance reflects maximum 4.5% "A" share front-end sales charge or 5% "B" share or 1% "C" share contingent deferred sales charges, where applicable.

(5)Before November 1, 1997, Class C shares were designated Class D and Class S shares were designated Class C.



Please note that the discussion throughout this shareholder report is dated as indicated and, because of possible changes in viewpoint, data and transactions, should not be relied upon as being current thereafter.


--------------------------------------------------------------------------------
FUND INFORMATION (all data are for periods ended April 30, 1998, expect where noted)
--------------------------------------------------------------------------------

Average Annual Total Return
for periods ended 3/31/98
(at maximum applicable sales charge)(3),(4),(5)

--------------------------------------------------
             Life of Fund
            (since 1/22/92)     5 Years   1 Year
--------------------------------------------------
Class A         7.47%           7.87%      6.55%
--------------------------------------------------
Class B         7.73%           7.90%      5.67%
--------------------------------------------------
Class C         7.73%           8.19%      9.67%
--------------------------------------------------
Class S         8.46%           9.11%     11.78%
--------------------------------------------------


Average Annual Total Return
(does not reflect sales charge)(3),(5)

--------------------------------------------------
           Life of Fund
          (since 1/22/92)   5 Years        1 Year
--------------------------------------------------
Class A        8.31%         6.89%         14.29%
--------------------------------------------------
Class B        7.79%         6.24%         13.43%
--------------------------------------------------
Class C        7.79%         6.24%         13.56%
--------------------------------------------------
Class S        8.52%         7.14%         14.57%
--------------------------------------------------




Top 10 Holdings
(by percentage of net assets)

1      Allianz Holdings                      Germany                       1.5%

2      Nippon Tel & Tel                      Japan                         1.5%

3      Glaxo Wellcome                        United Kingdom                1.5%

4      Novartis                              Switzerland                   1.4%

5      British Petroleum                     United Kingdom                1.3%

6      HSBC Holdings                         United Kingdom                1.3%

7      Lloyds TSB Group                      United Kingdom                1.2%

8      British Telecom                       United Kingdom                1.2%

9      Roche Holdings                        Switzerland                   1.1%

10     Royal Dutch Petroleum                 Netherlands                   1.1%


These securities represent an aggregate of 13.1% of the portfolio. Because of active management, there is no guarantee that the Fund currently invests, or will continue to invest, in the securities listed in this table or in the text above.


5 Largest Country Positions
(by percentage of net assets)

[bar chart]

United Kingdom                     22.5%
Japan                              12.8%
France                             10.9%
Germany                             9.6%
Italy                               6.9%

Total: 62.7%



Performance results for the Fund are increased by the voluntary reduction of Fund fees and expenses; without subsidization, performance would have been lower.

STATE STREET RESEARCH INTERNATIONAL EQUITY FUND
-------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
-------------------------------------------------------------------------------
April 30, 1998




---------------------------------------------------------------------------
                                                                     Value
                                                        Shares     (Note 1)
---------------------------------------------------------------------------
COMMON STOCKS 93.3%
Australia 2.7%
Broken Hill Proprietary Co. Ltd. ...................    18,200  $  178,064
Commonwealth Bank of Australia .....................    12,200     146,497
Foster's Brewing Group Ltd. ........................   139,600     304,121
GIO Australia Holdings Ltd. ........................    47,600     136,607
Mayne Nickless Ltd. ................................    65,700     354,907
National Australia Bank ............................    12,400     176,316
QBE Insurance Group Ltd. ...........................    45,900     210,766
Rio Tinto Ltd. .....................................    12,950     179,593
                                                                ----------
                                                                 1,686,871
                                                                ----------
Austria 1.0%
Bank Austria AG Pfd. ...............................     5,200     404,337
EVN Energie-Versorgung AG ..........................     1,560     230,420
                                                                ----------
                                                                   634,757
                                                                ----------
Belgium 1.3%
Delhaize-Le Lion SA ................................     2,930     194,024
GPE Bruxelles ......................................     1,690     337,561
Kredietbank ........................................       495     279,289
                                                                ----------
                                                                   810,874
                                                                ----------
Bermuda 0.0%
Isleinvest Ltd.*+ ..................................    95,821       7,036
                                                                ----------
Canada 0.7%
Advanced Material Resources Ltd.* ..................   133,000     260,428
Ashurst Technology Ltd.*+ ..........................   250,000      20,980
Kemgas Ltd.* .......................................   200,000     152,453
                                                                ----------
                                                                   433,861
                                                                ----------
Denmark 1.1%
Danisco ............................................     2,930     184,111
ISS International Service Systems SA Cl. B .........     4,760     257,367
Unidanmark SA Cl. A ................................     2,670     224,348
                                                                ----------
                                                                   665,826
                                                                ----------
Finland 0.3%
Huhtamaki Oy .......................................     3,000     173,503
                                                                ----------
France 10.9%
Accor ..............................................     1,580     430,813
Alcatel Alsthom ....................................     2,475     459,096
ASS Generale de France .............................     5,200     328,731
Cap Gemini .........................................     4,050     526,210
Casino Guich Perr ..................................     2,190     146,826
Cie de St. Gobain ..................................     2,100     350,058
Danone .............................................       660     155,914
Eaux Cie Generale ..................................     2,790     518,919
Elf Aquitaine SA ...................................     2,525     331,430
Financiere Paribas Cl. A ...........................     3,525     375,312
France Telecom .....................................     3,145  $  171,246
Lafarge SA .........................................     3,575     337,814
Lafarge SA New .....................................       312      28,651
Rhone-Poulenc SA Cl. A .............................     5,945     290,871
Sanofi SA ..........................................     3,335     404,461
Schneider SA .......................................     5,480     410,248
Seita ..............................................     5,720     256,929
Societe Generale ...................................     1,000     208,285
Strafor Facom ......................................     1,700     155,548
Total SA Cl. B .....................................     3,770     448,436
Valeo SA ...........................................     3,830     381,025
                                                                ----------
                                                                 6,716,823
                                                                ----------
Germany 7.5%
Allianz Holdings AG ................................     3,010     925,870
Bayer Motoren Werk AG ..............................       238     262,595
Commerzbank AG .....................................     4,200     161,957
Daimler-Benz AG ....................................     2,900     283,124
Deutsche Bank AG ...................................     4,950     380,928
Deutsche Pfandbrief AG .............................     4,870     375,857
Deutsche Telekom AG ................................     9,700     245,399
Lufthansa AG .......................................    11,920     283,628
MAN AG .............................................       658     222,566
Mannesmann AG ......................................       300     238,054
Metro AG ...........................................     4,290     211,805
RWE AG .............................................     5,985     304,494
Tarkett Sommer AG ..................................     4,750     164,108
Thyssen AG .........................................     1,256     287,098
Veba AG ............................................     4,550     300,705
                                                                ----------
                                                                 4,648,188
                                                                ----------
Hong Kong 1.5%
Beijing Enterprises Holdings Ltd. Cl. H ............    54,200     116,153
China Resources Enterprise Ltd. ....................    67,000     115,040
China Telecom* .....................................    78,000     148,025
Johnson Electric Holdings Ltd. .....................    43,000     145,720
Shanghai Industrial Holdings Ltd. ..................    38,000     130,248
Television Broadcasts Ltd. .........................    57,000     145,701
Vtech Holdings Ltd. ................................    39,000     136,948
                                                                ----------
                                                                   937,835
                                                                ----------
Italy 6.9%
Aeroporti Di Roma SPA ..............................    18,300     256,211
Arn Mondadori Edit .................................    31,250     352,926
Assicuraziono Generali SPA .........................    12,813     385,544
Banca Commerciale Italiana SPA .....................    53,350     269,860
Banca di Roma SPA* .................................   312,500     576,008
Credito Italiano SPA ...............................   125,000     656,985
ENI SPA ............................................    64,000     429,774
Italcementi ........................................    14,700     159,336

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH INTERNATIONAL EQUITY FUND
-------------------------------------------------------------------------------
INVESTMENT PORTFOLIO (cont'd)
-------------------------------------------------------------------------------




----------------------------------------------------------------------
                                                               Value
                                                  Shares     (Note 1)
----------------------------------------------------------------------
Italy (cont'd)
La Rinascente SPA ............................    38,942  $  390,222
Montedison SPA ...............................   281,500     355,183
Telecom Italia SPA ...........................    58,350     436,468
                                                          ----------
                                                           4,268,517
                                                          ----------
Japan 12.8%
Ajinomoto Co. ................................    18,000     144,582
Amada Co. Ltd. ...............................    37,000     149,577
Bank of Tokyo Mitsubishi Ltd. ................    12,000     148,617
Dai-Ichi Kangyo Bank Ltd. ....................    22,000     149,448
Gunze Ltd. ...................................    59,000     131,517
Hitachi Ltd. .................................    40,000     286,837
Hosiden Corp* ................................    23,000     298,753
Industrial Bank of Japan .....................    22,000     149,615
Izumiya Co. Ltd. .............................    43,000     227,444
Kirin Brewery Co. Ltd. .......................    17,000     148,368
Kyocera Corp. ................................    11,300     592,580
Matsushita Electric Industrial Co. Ltd. ......    22,000     352,426
Mitsubishi Estate Co. Ltd. ...................    17,000     164,425
Mitsubishi Paper Mills Ltd. ..................    64,000     122,351
NEC Corp. ....................................    28,000     315,249
Nintendo Co. Ltd. ............................     3,200     293,547
Nippon Telegraph & Telephone Corp. ...........       105     920,357
Nissan Fire & Marine Insurance ...............    63,000     228,502
Nomura Securities ............................    36,000     439,323
Pioneer Electronic ...........................    18,000     295,149
Ricoh Co .....................................    24,000     248,632
Secom Co. ....................................     3,000     176,817
Shimano Inc. .................................    12,000     265,679
Shionogi & Co. Ltd. ..........................    54,000     292,973
Shiseido Co ..................................    16,000     210,972
Sumitomo Bank Ltd. ...........................    14,000     132,235
Tokyo Electric Power .........................    13,000     249,018
Tokyo Nissan Auto Sales Co. Ltd.* ............    16,000      38,809
Tokyo Steel Manufacturing ....................    35,100     154,627
Tomy Co. Ltd. ................................    16,000     203,113
Towa Corp ....................................     8,400     237,389
Toyo Ink Manufacturing Co. ...................    62,000     135,862
                                                          ----------
                                                           7,904,793
                                                          ----------
Korea 0.5%
LG Electronics Inc. GDR[dbldag] ..............    84,680     187,143
Samsung Electronics Ltd. GDR[dbldag] .........    12,400     140,988
                                                          ----------
                                                             328,131
                                                          ----------
Mexico 0.9%
Cemex SA de CV ADR ...........................    14,900     176,914
Grupo Televisa SA de CV ADR ..................     4,700     192,700
Grupo Carso SA de CV Cl. A ...................    24,400     153,651
                                                          ----------
                                                             523,265
                                                          ----------
Netherlands 4.9%
Akzo Nobel NV ................................     1,568  $  319,018
Benckiser NC Cl. B* ..........................     6,300     367,690
Heineken NV ..................................       930     215,731
ING Groep NV .................................     7,858     510,745
Koninklijke KNP BT NV ........................     6,575     180,641
Koninklijke PTT ..............................     5,700     294,579
Philips Electronics NV .......................     2,600     229,097
Royal Dutch Petroleum Co. ....................    12,480     688,837
Vendex International NV ......................     3,800     243,790
                                                          ----------
                                                           3,050,128
                                                          ----------
Norway 0.5%
Fred Olsen Energy ASA* .......................     9,000     160,530
Schibsted ASA ................................     8,000     152,349
                                                          ----------
                                                             312,879
                                                          ----------
Portugal 1.4%
Banco Commercial Portugues SA ................     7,850     275,209
Banco Commercial Portugues SA Cert. ..........     1,601      56,129
Cimpor-Cimentos de Portugal SA ...............     5,000     184,914
Electricidade de Portugal SA .................     8,000     208,752
Portugal Telecom SA ..........................     2,800     150,465
                                                          ----------
                                                             875,469
                                                          ----------
Singapore 1.2%
City Development Ltd. ........................    35,000     151,501
Development Bank of Singapore Ltd. ...........    32,000     212,322
Development Bank of Singapore Ltd. Cl. A .....     6,900      44,910
Singapore Technologies Engineering* ..........   352,886     303,270
                                                          ----------
                                                             712,003
                                                          ----------
Spain 4.7%
ACS Actividades SA* ..........................     5,620     184,504
Autopistas Concesionaria .....................     8,575     138,506
Banco Bilbao Vizcaya SA ......................     5,900     303,716
Banco Central Hispano Americano ..............     9,000     299,606
Corporacion Financiera Reunida SA* ...........    25,400     286,021
Endesa SA ....................................    11,560     280,841
Fomento de Construcciones y Contratas SA .....     5,305     270,997
Tabacalera SA Cl. A ..........................    16,700     359,659
Telefonica de Espagna ........................    10,480     437,642
Vallehermoso SA ..............................     4,200     162,705
Viscofan Envoltura Celulosi ..................     3,700     150,624
                                                          ----------
                                                           2,874,821
                                                          ----------
Sweden 3.5%
Autoliv AB ADR ...............................     9,480     287,755
Electrolux AB Cl. B ..........................     4,000     371,997
L.M. Ericsson Telephone Co. Cl. B ............     6,335     333,852

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH INTERNATIONAL EQUITY FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------




---------------------------------------------------------------------------
                                                                   Value
                                                     Shares      (Note 1)
---------------------------------------------------------------------------
Sweden (cont'd)
Skandia Foersaekrings AB ........................     5,174   $   360,215
Skanska AB Cl. B ................................     3,100       144,549
Stora Kopparbergs Cl. A .........................     9,000       154,030
Svenska Handelsbanken AB Cl. A ..................     6,050       274,290
Volvo AB Cl. B ..................................     7,900       230,612
                                                              -----------
                                                                2,157,300
                                                              -----------
Switzerland 6.7%
Adecco SA .......................................       410       178,974
CS Holding AG ...................................     1,424       313,176
Holderbank Financiere Glarus AG .................       197       208,488
Nestle SA .......................................       350       678,774
Novartis AG .....................................       533       880,933
Roche Holdings AG ...............................        69       699,197
Schindler Holdings AG ...........................       119       192,319
Schweiz Bankverein AG ...........................     1,339       464,924
Schweiz Ruckversicher AG ........................       124       273,535
Zurich Versicherung AG ..........................       423       257,662
                                                              -----------
                                                                4,147,982
                                                              -----------
United Kingdom 22.3%
Abbey National PLC ..............................    12,850       241,380
Barclays PLC ....................................    14,000       403,957
BAT Industries PLC ..............................    30,200       284,908
BG PLC ..........................................    78,500       419,526
BPB PLC .........................................    31,100       211,725
British Aerospace PLC ...........................    12,825       428,618
British Petroleum Co. PLC .......................    51,900       820,384
British Telecom PLC .............................    67,650       734,962
BTR PLC .........................................    65,000       216,092
Cable & Wireless PLC ............................    25,580       293,095
Cadbury Schweppes ...............................    15,700       228,999
Compass Group PLC ...............................    12,400       214,674
Diageo ..........................................    46,000       547,843
General Electric PLC ............................    45,000       372,594
Glaxo Wellcome PLC ..............................    32,400       915,903
HSBC Holdings PLC ...............................    25,350       800,143
Kingfisher PLC ..................................     9,050       164,398
Legal & General Group PLC .......................    21,700       260,254
Lloyds TSB Group PLC ............................    49,950       748,202
Logica PLC ......................................    10,535       278,954
Marks & Spencer PLC .............................    26,200       249,144
National Power PLC ..............................    26,900       262,099
Pearson PLC .....................................    15,625       244,894
Provident Financial PLC .........................    16,451       274,901
Prudential Corp. PLC ............................    17,150       242,977
Rio Tinto Ltd. ..................................    14,400       206,786
Royal Sun Alliance PLC ..........................    21,600       241,350
Scot & Newcastle PLC ............................    15,200   $   230,097
SmithKline Beecham PLC ..........................    53,400       636,867
Somerfield PLC ..................................    46,200       261,457
Tesco PLC .......................................    19,700       184,532
TI Group PLC ....................................    28,500       255,998
Unilever PLC ....................................    40,400       430,466
United Utilities PLC ............................    15,250       212,232
Vodafone Group PLC ..............................    43,770       479,552
W.H. Smith Group PLC ............................    41,700       388,865
Zeneca Group PLC ................................     8,480       365,393
                                                              -----------
                                                               13,754,221
                                                              -----------
Total Common Stocks (Cost $47,814,326) ....................    57,625,083
                                                              -----------
EQUITY-RELATED SECURITIES 2.3%
Allianz AG Rts. .................................        92        28,043
GEA AG Pfd. .....................................       610       246,780
Henkel AG Pfd. ..................................     2,650       206,737
Prosieben Media AG Pfd. .........................     4,100       211,334
SAP AG Pfd. .....................................       850       423,923
Samsung Electronics Rts. ........................       986         8,381
Telefonica de Espagna Rts. ......................    11,000         8,595
Upton & Southern Holdings PLC Cv. Pfd.* .........   115,207       154,165
Wella AG Pfd. ...................................       180       163,997
                                                              -----------
Total Equity-Related Securities (Cost $1,210,758) .........     1,451,955
                                                              -----------
Total Investments (Cost $49,025,084)--95.6% ...............    59,077,038
Cash and Other Assets, Less Liabilities--4.4% .............     2,705,389
                                                              -----------
Net Assets--100.0% ........................................   $61,782,427
                                                              ===========
Federal Income Tax Information:
At April 30, 1998, the net unrealized appreciation of
  investments based on cost for Federal income tax
  purposes of $49,279,070 was as follows:
Aggregate gross unrealized appreciation for all
  investments in which there is an excess of value
  over tax cost ...........................................   $12,507,858
Aggregate gross unrealized depreciation for all
  investments in which there is an excess of tax cost
  over value ..............................................    (2,709,890)
                                                              -----------
                                                              $ 9,797,968
                                                              ===========

--------------------------------------------------------------------------------
* Nonincome-producing securities

  ADR and GDR stand for American Depositary Receipt and Global Depositary Receipt, respectively, representing ownership of foreign securities.

+ Security determined to be illiquid by the Directors.

[dbldag] Security restricted as to public resale. At April 30, 1998, there were no outstanding unrestricted securities of the same class as those held. The total cost and market value of restricted securities at April 30, 1998 were $403,096 and $328,131 (0.53% of net assets), respectively.


The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH INTERNATIONAL EQUITY FUND
-------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------
April 30, 1998

Assets
Investments, at value (Cost $49,025,084) (Note 1) ....................   $59,077,038
Foreign currency, at value (Cost $1,373,221) .........................     1,376,663
Cash .................................................................       872,782
Receivable for fund shares sold ......................................     1,820,961
Receivable for securities sold .......................................       610,008
Dividends and interest receivable ....................................       199,572
Foreign tax receivable ...............................................        82,903
Receivable from Distributor (Note 3) .................................        82,007
Other assets .........................................................        27,803
                                                                         -----------
                                                                          64,149,737
Liabilities
Payable for securities purchased .....................................     1,537,298
Payable for fund shares redeemed .....................................       304,410
Accrued transfer agent and shareholder services
  (Note 2) ...........................................................       114,088
Accrued directors' fees (Note 2) .....................................        51,254
Accrued management fee (Note 2) ......................................        47,908
Accrued distribution and service fees (Note 5) .......................        24,094
Other accrued expenses ...............................................       288,258
                                                                         -----------
                                                                           2,367,310
                                                                         -----------
Net Assets                                                               $61,782,427
                                                                         ===========
Net Assets consist of:
 Unrealized appreciation of investments and foreign
   currency ..........................................................   $10,051,434
 Accumulated net realized loss on investments and
   foreign currency ..................................................    (1,639,935)
 Paid-in capital .....................................................    53,370,928
                                                                         -----------
                                                                         $61,782,427
                                                                         ===========
Net Asset Value and redemption price per share of
  Class A shares ($16,644,118 [divided by] 1,540,638 shares) .........        $10.80
                                                                              ======
Maximum Offering Price per share of Class A shares
  ($10.80 [divided by] .955) .........................................        $11.31
                                                                              ======
Net Asset Value and offering price per share of Class
  B shares ($23,286,606 [divided by] 2,224,105 shares)* ..............        $10.47
                                                                              ======
Net Asset Value and offering price per share of Class
  C shares ($2,184,868 [divided by] 208,756 shares)* .................        $10.47
                                                                              ======
Net Asset Value, offering price and redemption price
  per share of Class S shares
  ($19,666,835 [divided by] 1,799,610 shares) ........................        $10.93
                                                                              ======

-------------------------------------------------------------------------------
* Redemption price per share for Class B and Class C is equal to net asset value less any applicable contingent deferred sales charge.



-------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------
For the six months ended April 30, 1998


Investment Income
Dividends, net of foreign taxes of $64,124 ...............    $  417,533
Interest (Note 1) ........................................        16,178
                                                              ----------
                                                                 433,711
Expenses
Management fee (Note 2) ..................................       274,415
Custodian fee ............................................       154,731
Transfer agent and shareholder services (Note 2) .........       134,491
Reports to shareholders ..................................        52,786
Audit fee ................................................        24,559
Service fee-Class A (Note 5) .............................        19,457
Distribution and service fees-Class B (Note 5) ...........       103,287
Distribution and service fees-Class C (Note 5) ...........        11,004
Registration fees ........................................        10,411
Legal fees ...............................................         8,455
Directors' fees (Note 2) .................................         5,022
Miscellaneous ............................................         3,055
                                                              ----------
                                                                 801,673
Expenses borne by the Distributor (Note 3) ...............      (191,309)
                                                              ----------
                                                                 610,364
                                                              ----------
Net investment loss ......................................      (176,653)
                                                              ----------
Realized and Unrealized Gain (Loss) on
  Investments and Foreign Currency
Net realized gain on investments (Notes 1 and 4) .........       107,965
Net realized loss on foreign currency (Note 1) ...........      (113,845)
                                                              ----------
 Total net realized loss .................................        (5,880)
                                                              ----------
Net unrealized appreciation of investments ...............     8,182,180
Net unrealized depreciation of foreign currency ..........       (20,121)
                                                              ----------
 Total net unrealized appreciation .......................     8,162,059
                                                              ----------
Net gain on investments and foreign currency .............     8,156,179
                                                              ----------
Net increase in net assets resulting from operations .....    $7,979,526
                                                              ==========


The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                           Year ended        Six months ended
                                        October 31, 1997      April 30, 1998
--------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
Operations:
Net investment loss ..................   $  (307,109)         $  (176,653)
Net realized gain (loss) on
  investments and foreign
  currency ...........................       245,752               (5,880)
Net unrealized appreciation of
  investments and foreign
  currency ...........................     2,106,279            8,162,059
                                         -----------          -----------
Net increase resulting from
  operations .........................     2,044,922            7,979,526
                                         -----------          -----------
Net decrease from fund share
  transactions (Note 6) ..............   (22,146,754)          (8,155,566)
                                         -----------          -----------
Total decrease in net assets .........   (20,101,832)            (176,040)
Net Assets
Beginning of period ..................    82,060,299           61,958,467
                                         -----------          -----------
End of period ........................   $61,958,467          $61,782,427
                                         ===========          ===========


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
April 30, 1998


Note 1

State Street Research International Equity Fund (the "Fund"), is a diversified series of State Street Research Portfolios, Inc. ("Portfolios"), which was organized as a Maryland corporation in April, 1991 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund commenced operations in January, 1992. The Fund is presently the only active series of Portfolios, although the Directors have the authority to create an unlimited number of series.

The investment objective of the Fund is to achieve long-term growth of capital by investing primarily in common stocks and equity-related securities of non-U.S. companies. Non-U.S. companies for these purposes are companies domiciled outside the United States.

The Fund offers four classes of shares. Before November 1, 1997, Class C shares were designated Class D and Class S shares were designated Class C. Class A shares are subject to an initial sales charge of up to 4.50% and an annual service fee of 0.25% of average daily net assets. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase and pay annual distribution and service fees of 1.00%. Class B shares automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years after the issuance of the Class B shares. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class C shares also pay annual distribution and service fees of 1.00%. Class S shares are only offered through certain retirement accounts, advisory accounts of State Street Research & Management Company (the "Investment Manager"), an indirect wholly owned subsidiary of Metropolitan Life Insurance Company ("Metropolitan"), and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any distribution or service fees. The Fund's expenses are borne pro-rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the Plan of Distribution, related specifically to that class. The Directors declare separate dividends on each class of shares.

The following significant policies are consistently followed by the Fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.


A. Investment Valuation

Securities traded on domestic stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued, or, lacking any sales, at the mean between closing bid and asked prices. Securities traded on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system are valued at the last reported sales price. Each security traded primarily on non-domestic securities exchanges is generally valued at the preceding closing value of such security on the exchange where it is primarily traded. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to


The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
NOTES (cont'd)
--------------------------------------------------------------------------------

be the primary market for such security by the Board of Directors or its delegates. If no closing price is available, then such security is valued at the mean between the last current bid and asked prices or by using the last available closing price. Domestic securities traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent as obtained from two or more dealers that make markets in the securities. All non-U.S. securities traded in the over-the-counter market are valued at the last sale quote or the last closing bid price, if there is no active trading in a particular security for a given day. Portfolio securities traded both in the over-the-counter market and on a securities exchange are valued according to the broadest and most representative market. Securities for which market quotations are not readily available are valued as determined in good faith by or under the authority of the Directors. Short-term securities maturing within sixty days are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.

B. Security Transactions

Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered. Gains and losses that arise from changes in exchange rates are not segregated from gains and losses that arise from changes in market prices of investments.

C. Net Investment Income

Interest income is accrued daily as earned. Dividend income is accrued on the ex-dividend date.

D. Dividends

Dividends from net investment income, if any, are declared and paid or reinvested annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. The difference is primarily due to differing treatments for foreign currency transactions.

E. Federal Income Taxes

No provision for Federal income taxes is necessary because the Fund has elected to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods. At October 31, 1997, the Fund had a capital loss carryforward of $1,280,650 available, to the extent provided in regulations, to offset future capital gains, if any, which expires on October 31, 2004.

F. Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

G. Securities Lending

The Fund may seek additional income by lending portfolio securities to qualified institutions. The Fund will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the Fund will bear the loss. At April 30, 1998, the value of the securities loaned and the value of collateral were $142,500 and $155,713, respectively. During the six months ended April 30, 1998, income from securities lending amounted to $4,464 and is included in interest income.


Note 2

The Fund and the Investment Manager have entered into an agreement under which the Investment Manager receives monthly fees at an annual rate of 0.95% of the Fund's average daily net assets. The Investment Manager has entered into a Sub-Investment Manager Agreement with GFM International Investors, Inc. (the "Sub-Investment Manager"), an affiliate of the Investment Manager and a substantially wholly owned, indirect subsidiary of Metropolitan, pursuant to which the Sub-Investment Manager has assumed the overall responsibility for managing the investments of the Fund. During the six months ended April 30, 1998, the Fund paid the Investment Manager $274,415 in management fees. The Fund has no responsibility for the payment of fees to the Sub-Investment Manager.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Fund's principal underwriter (the "Distributor"), an indirect wholly owned subsidiary of Metropolitan, provides certain shareholder services to the Fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Fund. In addition, Metropolitan receives a fee for maintenance of the accounts of certain shareholders who are participants in sponsored arrangements, employee benefit plans and similar programs or plans, through or under which shares of the Fund may be purchased. During the six months ended April 30, 1998, the amount of such expenses was $59,953.

The fees of the Directors not currently affiliated with the Investment Manager amounted to $5,022 during the six months ended April 30, 1998.

Note 3

The Distributor and its affiliates may from time to time and in varying amounts voluntarily assume some portion of fees or expenses relating to the Fund. During the six months ended April 30, 1998, the amount of such expenses assumed by the Distributor and its affiliates was $191,309.


Note 4

For the six months ended April 30, 1998, purchases and sales of securities, exclusive of short-term obligations, aggregated $47,466,336 and $54,737,473, respectively.

STATE STREET RESEARCH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Note 5

Portfolios has adopted a Plan of Distribution Pursuant to Rule 12b-1 (the "Plan") under the Investment Company Act of 1940, as amended. Under the Plan, the Fund pays annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B and Class C shares. In addition, the Fund pays annual distribution fees of 0.75% of average daily net assets for Class B and Class C shares. The Distributor uses such payments for personal services and/or the maintenance or servicing of shareholder accounts, to compensate or reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the six months ended April 30, 1998, fees pursuant to such plan amounted to $19,457, $103,287 and $11,004 for Class A, Class B and Class C shares, respectively.

The Fund has been informed that the Distributor and MetLife Securities, Inc., a wholly owned subsidiary of Metropolitan, earned initial sales charges aggregating $2,564 and $15,760, respectively, on sales of Class A shares of the Fund during the six months ended April 30, 1998, and that MetLife Securities, Inc. earned commissions aggregating $27,515 on sales of Class B shares, and that the Distributor collected contingent deferred sales charges of $38,908 and $197 on redemptions of Class B and Class C shares, respectively, during the same period.


Note 6

The authorized capital stock of the Fund currently consists of 100,000,000 shares, $.01 par value per share. The Fund reserves the right to issue additional classes of shares.

Share transactions were as follows:


                                          Year ended                      Six months ended
                                       October 31, 1997                    April 30, 1998
                               --------------------------------   --------------------------------
Class A                            Shares            Amount           Shares            Amount
--------------------------------------------------------------------------------------------------
Shares sold ................        394,891      $   3,901,312        408,171       $  4,199,787
Shares repurchased .........       (948,477)        (9,228,795)      (603,309)        (6,140,163)
                                   --------      -------------       --------       ------------
Net decrease ...............       (553,586)     $  (5,327,483)      (195,138)      $ (1,940,376)
                                   ========      =============       ========       ============

Class B                            Shares            Amount           Shares            Amount
--------------------------------------------------------------------------------------------------
Shares sold ................        618,239      $   5,987,370        409,181       $  3,988,610
Shares repurchased .........     (1,431,021)       (13,575,005)      (577,359)        (5,415,342)
                                 ----------      -------------       --------       ------------
Net decrease ...............       (812,782)     $  (7,587,635)      (168,178)      $ (1,426,732)
                                 ==========      =============       ========       ============

Class C (Formerly Class D)         Shares            Amount           Shares            Amount
--------------------------------------------------------------------------------------------------
Shares sold ................        105,782      $   1,002,139         22,008       $    214,840
Shares repurchased .........       (425,536)        (4,046,600)       (82,844)          (792,575)
                                 ----------      -------------       --------       ------------
Net decrease ...............       (319,754)     $  (3,044,461)       (60,836)      $   (577,735)
                                 ==========      =============       ========       ============

Class S (Formerly Class C)         Shares            Amount           Shares            Amount
--------------------------------------------------------------------------------------------------
Shares sold ................        858,029      $   8,508,109        518,907       $  5,212,677
Shares repurchased .........     (1,493,530)       (14,695,284)      (950,825)        (9,423,400)
                                 ----------      -------------       --------       ------------
Net decrease ...............       (635,501)     $  (6,187,175)      (431,918)      $ (4,210,723)
                                 ==========      =============       ========       ============

STATE STREET RESEARCH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For a share outstanding throughout each period:



                                                                Class A
                                 ----------------------------------------------------------------------
                                               Years ended October 31
                                 --------------------------------------------------   Six months ended
                                      1994(2)       1995(1)     1996(1)    1997(1)   April 30, 1998(1)
-------------------------------------------------------------------------------------------------------
Net asset value,
 beginning of period ($)                10.54          10.98       9.34       9.22           9.42
                                        -----          -----      -----      -----          -----
 Net investment loss ($)*               (0.04)         (0.08)     (0.04)     (0.02)         (0.02)
 Net realized and
  unrealized gain (loss)
  on investments and
  foreign currency ($)                   0.48          (1.04)     (0.08)      0.22           1.40
                                        -----          -----      -----      -----          -----
Total from investment
 operations ($)                          0.44          (1.12)     (0.12)      0.20           1.38
                                        -----          -----      -----      -----          -----
 Distribution from net
  realized gains ($)                       --          (0.52)        --         --             --
                                        -----          -----      -----      -----          -----
Total distributions ($)                    --          (0.52)        --         --             --
                                        -----          -----      -----      -----          -----
Net asset value, end of
 period ($)                             10.98           9.34       9.22       9.42          10.80
                                        =====          =====      =====      =====          =====
Total return(3) (%)                      4.17(4)      (10.38)     (1.28)      2.17          14.65(4)
Ratios/supplemental data:
Net assets at end of period
($ thousands)                          22,579         22,497     21,116     16,346         16,644
Ratio of operating expenses
 to average net assets
 (%)*                                    1.90(5)        1.90       1.90       1.90           1.90(5)
Ratio of net investment loss
 to average net assets
 (%)*                                   (0.87)(5)      (0.82)     (0.37)     (0.18)         (0.39)(5)
Portfolio turnover rate (%)             80.60         100.68     132.36     174.69          81.24
*Reflects voluntary
 assumption of fees or
 expenses per share in
 each period (Note 3)                    0.03           0.06       0.05       0.04           0.03



                                                                Class B
                                 ---------------------------------------------------------------------
                                               Years ended October 31
                                 --------------------------------------------------  Six months ended
                                      1994(2)       1995(1)     1996(1)    1997(1)   April 30, 1998(1)
------------------------------------------------------------------------------------------------------
Net asset value,
 beginning of period ($)                10.54          10.93       9.22       9.04           9.16
                                        -----          -----      -----      -----          -----
 Net investment loss ($)*               (0.06)         (0.15)     (0.11)     (0.09)         (0.05)
 Net realized and
  unrealized gain (loss)
  on investments and
  foreign currency ($)                   0.45          (1.04)     (0.07)      0.21           1.36
                                        -----          -----      -----      -----          -----
Total from investment
 operations ($)                          0.39          (1.19)     (0.18)      0.12           1.31
                                        -----          -----      -----      -----          -----
 Distribution from net
  realized gains ($)                       --          (0.52)        --         --             --
                                        -----          -----      -----      -----          -----
Total distributions ($)                    --          (0.52)        --         --             --
                                        -----          -----      -----      -----          -----
Net asset value, end of
 period ($)                             10.93           9.22       9.04       9.16          10.47
                                        =====          =====      =====      =====          =====
Total return(3) (%)                      3.70(4)      (11.09)     (1.95)      1.33          14.30(4)
Ratios/supplemental data:
Net assets at end of period
($ thousands)                          18,904         27,614     28,971     21,914         23,287
Ratio of operating expenses
 to average net assets
 (%)*                                    2.65(5)        2.65       2.65       2.65           2.65(5)
Ratio of net investment loss
 to average net assets
 (%)*                                   (1.61)(5)      (1.54)     (1.13)     (0.94)         (1.14)(5)
Portfolio turnover rate (%)             80.60         100.68     132.36     174.69          81.24
*Reflects voluntary
 assumption of fees or
 expenses per share in
 each period (Note 3)                    0.03           0.06       0.05       0.04           0.03

--------------------------------------------------------------------------------
(1) Per-share figures have been calculated using the average shares method.

(2) March 1, 1994 (commencement of share class designations) to October 31,
    1994.

(3) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily assumed a portion of the Fund's expenses.

(4) Not annualized.

(5) Annualized.

STATE STREET RESEARCH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                                          Class C (Formerly Class D)
                                     --------------------------------------------------------------------
                                                  Years ended October 31
                                     ------------------------------------------------   Six months ended
                                          1994(2)       1995(1)    1996(1)   1997(1)   April 30, 1998(1)
                                     ---------------- ----------- --------- --------- -------------------
Net asset value,
 beginning of period ($)                    10.54          10.93      9.22      9.03           9.16
                                            -----          -----     -----     -----          -----
 Net investment income
  (loss) ($)*                               (0.07)         (0.15)    (0.11)    (0.09)         (0.05)
 Net realized and
  unrealized gain (loss)
  on investments and
  foreign currency ($)                       0.46          (1.04)    (0.08)     0.22           1.36
                                            -----          -----     -----     -----          -----
Total from investment
 operations ($)                              0.39          (1.19)    (0.19)     0.13           1.31
                                            -----          -----     -----     -----          -----
 Dividends from net
  investment income ($)                        --             --        --        --             --
 Distributions from net
  realized gains ($)                           --          (0.52)       --        --             --
                                            -----          -----     -----     -----          -----
Total distributions ($)                        --          (0.52)       --        --             --
                                            -----          -----     -----     -----          -----
Net asset value, end of
 period ($)                                 10.93           9.22      9.03      9.16          10.47
                                            =====          =====     =====     =====          =====
Total return(3) (%)                          3.70(4)      (11.09)    (2.06)     1.44          14.30(4)
Ratios/supplemental data:
Net assets at end of period
($ thousands)                               2,134          5,674     5,324     2,469          2,185
Ratio of operating expenses
 to average net assets
 (%)*                                        2.65(5)        2.65      2.65      2.65           2.65(5)
Ratio of net investment
 income (loss) to average
 net assets (%)*                            (1.62)(5)      (1.55)    (1.10)    (0.97)         (1.18)(5)
Portfolio turnover rate (%)                 80.60         100.68    132.36    174.69          81.24
*Reflects voluntary
 assumption of fees or
 expenses per share in
 each period (Note 3) ($)                    0.03           0.06      0.05      0.04           0.03



                                                             Class S (Formerly Class C)
                                     --------------------------------------------------------------------------
                                                     Years ended October 31
                                     -------------------------------------------------------  Six months ended
                                        1993       1994      1995(1)     1996(1)    1997(1)   April 30, 1998(1)
                                     ---------- ---------- ----------- ---------- ---------- ------------------
Net asset value,
 beginning of period ($)                  6.50       9.56       11.01       9.39       9.29           9.51
                                         -----      -----       -----      -----      -----          -----
 Net investment income
  (loss) ($)*                            (0.02)     (0.07)      (0.05)     (0.02)      0.01          (0.01)
 Net realized and
  unrealized gain (loss)
  on investments and
  foreign currency ($)                    3.17       2.09       (1.05)     (0.08)      0.21           1.43
                                         -----      -----       -----      -----      -----          -----
Total from investment
 operations ($)                           3.15       2.02       (1.10)     (0.10)      0.22           1.42
                                         -----      -----       -----      -----      -----          -----
 Dividends from net
  investment income ($)                  (0.04)     (0.05)         --         --         --             --
 Distributions from net
  realized gains ($)                     (0.05)     (0.52)      (0.52)        --         --             --
                                         -----      -----       -----      -----      -----          -----
Total distributions ($)                  (0.09)     (0.57)      (0.52)        --         --             --
                                         -----      -----       -----      -----      -----          -----
Net asset value, end of
 period ($)                               9.56      11.01        9.39       9.29       9.51          10.93
                                         =====      =====       =====      =====      =====          =====
Total return(3) (%)                      48.95      22.73      (10.16)     (1.06)      2.37          14.93(4)
Ratios/supplemental data:
Net assets at end of period
($ thousands)                           27,767     54,631      33,883     26,649     21,230         19,667
Ratio of operating expenses
 to average net assets
 (%)*                                     1.65       1.65        1.65       1.65       1.65           1.65(5)
Ratio of net investment
 income (loss) to average
 net assets (%)*                         (0.37)     (0.75)      (0.51)     (0.16)      0.06          (0.16)(5)
Portfolio turnover rate (%)             116.12      80.60      100.68     132.36     174.69          81.24
*Reflects voluntary
 assumption of fees or
 expenses per share in
 each period (Note 3) ($)                 0.08       0.05        0.06       0.05       0.04           0.03

--------------------------------------------------------------------------------
(1) Per-share figures have been calculated using the average shares method.

(2) March 1, 1994 (commencement of share class designations) to October 31,
    1994.

(3) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily assumed a portion of the Fund's expenses.

(4) Not annualized.

(5) Annualized.

--------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Board of Directors of State Street
Research Portfolios, Inc. and the Shareholders of
State Street Research International Equity Fund



We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of State Street Research International Equity Fund (a series of State Street Research Portfolios, Inc.) as of April 30, 1998, and the related statement of operations for the six months then ended, the statement of changes in net assets for the six months then ended and the year ended October 31, 1997 and the financial highlights for the six months ended April 30, 1998 and for each of the years in the five year period ended October 31, 1997. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at April 30, 1998, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of State Street Research International Equity Fund (a series of State Street Research Portfolios, Inc.) at April 30, 1998, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.


Deloitte & Touche LLP
Boston, Massachusetts
June 5, 1998

STATE STREET RESEARCH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
FUND INFORMATION, OFFICERS AND DIRECTORS OF STATE STREET RESEARCH PORTFOLIOS,
INC.
--------------------------------------------------------------------------------

Fund Information


State Street Research
International Equity Fund
One Financial Center
Boston, MA 02111


Investment Manager
State Street Research &
Management Company
One Financial Center
Boston, MA 02111


Distributor
State Street Research
Investment Services, Inc.
One Financial Center
Boston, MA 02111


Sub-Investment Manager
GFM International
Investors, Inc.
5 Upper St. Martins Lane
London, WC2H 9EA
England


Shareholder Services
State Street Research
Service Center
P.O. Box 8408
Boston, MA 02266-8408
1-800-562-0032


Custodian
State Street Bank and
Trust Company
225 Franklin Street
Boston, MA 02110


Legal Counsel
Goodwin, Procter & Hoar LLP
Exchange Place
Boston, MA 02109


Independent Accountants
Deloitte & Touche LLP
125 Summer Street
Boston, MA 02110

Officers

Ralph F. Verni
Chairman of the Board,
President and
Chief Executive Officer


Peter C. Bennett
Justin T. Donegan
John H. Kallis
Nicholas Sanjana
Thomas A. Shively
Ian R. Vose
James M. Weiss
Vice President


Gerard P. Maus
Treasurer


Robert G. Barrett
Joseph W. Canavan
Gerald R. Grace
Douglas A. Romich
Assistant Treasurer


Francis J. McNamara, III
Secretary and General Counsel


Darman A. Wing
Assistant Secretary and
Assistant General Counsel


Amy L. Simmons
Christopher P. Nicholas
Assistant Secretary

Directors

Ralph F. Verni
Chairman of the Board,
President, Chief Executive
Officer and Director,
State Street Research &
Management Company


Steve A. Garban
Retired; formerly Senior Vice
President for Finance and
Operations and Treasurer, The
Pennsylvania State University


Malcolm T. Hopkins
Former Vice Chairman of the
Board and Chief Financial
Officer, St. Regis Corp.


Edward M. Lamont
Formerly in banking
(with an affiliate
of J.P. Morgan & Co.
in New York);
presently engaged in private
investments and civic affairs


Robert A. Lawrence
Formerly Partner, Saltonstall & Co.


Dean O. Morton
Retired; formerly Executive Vice
President, Chief Operating
Officer and Director,
Hewlett-Packard Company


Toby Rosenblatt
President,
The Glen Ellen Company
Vice President,
Founders Investments Ltd.


Michael S. Scott Morton
Jay W. Forrester Professor of
Management, Sloan School of
Management, Massachusetts
Institute of Technology


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[BACK COVER]

State Street Research International Equity Fund
One Financial Center
Boston, MA 02111


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Questions? Comments?

Call us at 1-800-562-0032 or

Write us at:
        State Street Research
        Service Center
        P.O. Box 8408
        Boston, MA 02266-8408

E-mail us at:
        info@ssrfunds.com

Internet site:
        www.ssrfunds.com


[STATE STREET RESEARCH LOGO]

This report is prepared for the general information of current shareholders.

When used in the general solicitation of investors, this report must be accompanied by a current State Street Research International Equity Fund prospectus. When used after June 30, 1998, this report must be accompanied by a current Quarterly Performance Update.

Portfolio changes should not be considered recommendations for action by individual investors.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industry-wide.

CONTROL NUMBER: 5000-980617(0799)SSR-LD                             IE-817D-0698